PROPERTY, PLANT AND EQUIPMENT-NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	$ 12,060	$ 11,711
Less: Accumulated depreciation	7,431	7,254
Total Property, plant and equipment—net	4,629	4,457
Depreciation	546	493	$ 490
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Property, Plant and Equipment [Line Items]
Property, plant and equipment—net	153
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Property, Plant and Equipment [Line Items]
Property, plant and equipment—net		155
Land and improvements
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	177	192
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	8,095	7,724
Buildings and improvements
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	3,024	3,031
Construction in progress
Property, Plant and Equipment [Line Items]
Total Property, plant and equipment	$ 764	$ 764